Loans Receivable and Allowance for Loan Losses (Loans Individually and Collectively Evaluated for Impairment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	$ 2,624	$ 8,730
Loans acquired with deteriorated credit quality	1,386	498
Collectively evaluated for impairment	710,095	551,023
Total Loans	714,105	560,251
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	23	28
Loans acquired with deteriorated credit quality	821	140
Collectively evaluated for impairment	236,333	161,652
Total Loans	237,177	161,820
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	2,601	8,659
Loans acquired with deteriorated credit quality	565	358
Collectively evaluated for impairment	317,021	270,106
Total Loans	320,187	279,123
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	0	0
Loans acquired with deteriorated credit quality	0	0
Collectively evaluated for impairment	19,709	18,987
Total Loans	19,709	18,987
Commercial, financial and agricultural loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	0	43
Loans acquired with deteriorated credit quality	0	0
Collectively evaluated for impairment	85,508	71,047
Total Loans	85,508	71,090
Consumer loans to individuals [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for impairment	0	0
Loans acquired with deteriorated credit quality	0	0
Collectively evaluated for impairment	51,524	29,231
Total Loans	$ 51,524	$ 29,231